Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 12,647,328	$ 20,247,955
Collectively Evaluated For Impairment	326,703,290	327,520,762
Total	339,350,618	347,768,717
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	2,922,105	2,519,814
Collectively Evaluated For Impairment	73,450,966	74,763,003
Total	76,373,071	77,282,817
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	372,382	218,232
Collectively Evaluated For Impairment	50,007,907	50,172,992
Total	50,380,289	50,391,224
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	162,201	236,030
Collectively Evaluated For Impairment	12,351,932	10,328,437
Total	12,514,133	10,564,467
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	9,190,640	17,273,879
Collectively Evaluated For Impairment	190,892,485	192,256,330
Total	$ 200,083,125	$ 209,530,209